Investment Valuation - Valuation of Investments by Fair Value Hierarchy Levels (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ (163,050)	[1]	$ (152,172)	[1]
U.S. Treasury bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	44,227,184		74,597,056
Forward currency contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	366,070	[1]	1,028,311	[1]
Equity contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(234,307)	[1]	(509,591)	[1]
Interest rate contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	71,257	[1]	357,419	[1]
Level 1 [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(163,050)	[1]	(152,172)	[1]
Level 1 [Member] | Equity contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	(234,307)	[1]	(509,591)	[1]
Level 1 [Member] | Interest rate contracts [Member] | Futures contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	71,257	[1]	357,419	[1]
Level 2 [Member] | U.S. Treasury bills [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	44,227,184		74,597,056
Level 2 [Member] | Forward currency contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ 366,070	[1]	$ 1,028,311	[1]

[1]	Futures contracts and forward currency contracts are valued at unrealized appreciation (depreciation).